ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

ChatChing, Inc. (f/k/a Social Network Marketing, Inc.) (the "Company") was incorporated under the laws of the State of Florida on January 19, 2011. On June 30, 2011, the stockholders approved the articles of amendment to change the Company name to ChatChing, Inc., which became effective on July 5, 2011.  The Company is developing a social networking site designed for use by individuals for all socio-economic and demographic backgrounds. The Company is a development-stage company and its planned principal activities are to provide an interactive global community website which enables individuals, groups and businesses to easily connect with their family, social, and business circles.

As a company in the development-stage, the Company has no operating revenues to date. The Company  is devoting substantially all of its present efforts to securing and establishing a new business.

Going Concern

As shown in the accompanying balance sheet, the Company has a working capital deficit of approximately $754,000 at September 30, 2013. The Company is currently in the development stage and has been spending a majority of its time in the development of its website and related trademarks.

There is no guarantee that the Company will be able to raise sufficient capital or generate revenues to sustain its development activities and commence commercial operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments relating to the carrying amounts of recorded assets or the carrying amounts and classification of recorded liabilities that might be necessary should the Company is unable to continue as a going concern.